Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476
Baltimore, MD  21203-1476
410 o 539 o 0000



                                       May 9, 2003


Via Edgar
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Income Trust, Inc.
                  1933 Act File No. 33-12092
                  1940 Act File No. 811-5029

Ladies and Gentlemen:

         Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statement of Additional Information with respect to the above-referenced investment company does not differ from that filed in Post-Effective Amendment No. 35, which was filed electronically on April 17, 2003.

                                       Very truly yours,

                                       /s/ Marc R. Duffy

                                       Marc R. Duffy
                                       Associate General Counsel

MRD:kms